COMMITMENTS AND CONTINGENCIES - Other Legal Matters - Yanacocha (Details)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Minera Yanacocha
Loss contingencies
Percent ownership held by Newmont (as a percent)	100.00%	100.00%	51.35%